Consolidated Balance Sheets - USD ($)	May 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Current Assets
Cash and cash equivalents	$ 326,023	$ 572,775	$ 3,590
Prepaid expenses and deposits	57,838	1,500
Other receivable	16,484
Total Current Assets	400,345	574,275	3,590
Equipment, net of accumulated depreciation of $212 and $nil, respectively	638
TOTAL ASSETS	400,983	574,275	3,590
Current Liabilities
Accounts payable and accrued liabilities	489,628	28,576	12,940
Due to related party	2,700	862	4,450
Total Current Liabilities	492,328	29,438	17,390
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock, par value $0.001, 50,000,000 shares authorized, 0 and 0 shares issued and outstanding as of May 31, 2018 and August 31, 2017, and August 31, 2016, respectively
Common Stock, par value $0.001, 150,000,000 shares authorized, 12,781,195 and 11,327,302 and 7,640,000 shares issued and outstanding as of May 31, 2018 and August 31, 2017, and August 31, 2016, respectively	12,781	11,327	7,640
Additional paid-in capital	1,856,025	827,942	38,760
Accumulated deficit	(1,948,467)	(295,089)	(60,200)
Accumulated other comprehensive gain (loss)	(11,684)	657
Total Stockholders' Equity (Deficit)	(91,345)	544,837	(13,800)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 400,983	$ 574,275	$ 3,590